Risk assessment	12 Months Ended
Dec. 31, 2012
Risk assessment
42 Risk assessment
In accordance with the Swiss Code of Obligations the following disclosure provides information regarding the risk assessment process, which was in place for the reporting period and followed by the Board.

The primary objectives of risk management are to protect the financial strength and reputation of the Group, while ensuring that capital is well deployed to support business activities and grow shareholder value. The risk management organization reflects the specific nature of the various risks in order to ensure that risks are managed within set limits in a transparent and timely manner.

The Board is responsible for the strategic direction, supervision and control of the Group and for defining its overall tolerance for risk in the form of a risk appetite statement. The Board has delegated certain responsibilities regarding risk management and oversight to the Risk Committee, the Audit Committee and to the Executive Board.

The Board’s Risk Committee is responsible for assisting the Board in fulfilling its oversight responsibilities by providing guidance regarding risk governance and the review and assessment of the risk appetite framework including capital adequacy, the major risk exposures and the approval of risk limits. In addition to its other responsibilities such as reviewing the quarterly and annual financial statements and the performance and effectiveness of internal and external auditors, the Audit Committee reviews management’s report on internal control over financial reporting (SOX 404), the annual report on the internal control system (ICS) and the annual compliance report.

Within the Executive Board of the Group, the Chief Risk Officer (CRO) is responsible for providing risk management oversight and for establishing an organizational basis to manage and report on all risk management matters. The Capital Allocation and Risk Management Committee (CARMC), the Risk Processes and Standards Committee and the Reputation Risk and Sustainability Committee have been established to assist the Executive Board, and certain responsibilities regarding risk management and oversight have been delegated to these committees. CARMC is comprised of at least five members of the Executive Board and senior management appointed by the CEO and operates in the >>>position risk cycle for setting position risk standards and monitoring related limits, the finance and capital cycle for asset/liability management, funding, liquidity and capital matters, and the ICS cycle for operational risks, legal and compliance issues and internal control matters. CARMC may delegate its authority to set and approve certain limits for position risk, funding, liquidity and capital to the CRO or divisional risk management committees. The divisional risk management committees regularly review and discuss division-specific market and credit risk matters, operational risks, legal and compliance issues and internal control matters.

During the reporting period, the Board received the quarterly risk reports from the CRO and the annual ICS and compliance reports from the office of the General Counsel, which formed the basis of the Board’s risk reviews. Additional risk information was provided at each meeting of the Board’s Risk Committee and at most Board meetings. The Board, assisted by its Risk and Audit Committees, performed a systematic risk assessment in accordance with established policies and procedures.

Bank
Risk assessment
38 Risk assessment
During the reporting period the Board of Directors (Board) and its Risk Committee performed risk assessments in accordance with established policies and procedures.
The governance of the Bank and the Group, including risk governance, is fully aligned. Both the Board and the Executive Board are comprised of the same individuals.
> Refer to “Note 42 – Risk assessment” in V – Consolidated financial statements – Credit Suisse Group for information in accordance with the Swiss Code of Obligations on the risk assessment process followed by the Board.